SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Subsequent Events [Text Block]

NOTE 11. SUBSEQUENT EVENTS

The Company has evaluated subsequent events up until the date of the issuance of these financial statements.
Note Payable
In October and December 2015, a wholly owned subsidiary of the Company, received $4,875,898 of loan proceeds and issued a promissory note in the principal amount of $5,015,060 to Silvergate Bank, secured by deeds of trust encumbering 131 of the Company’s homes located in Florida. Proceeds totaling $139,162 are subject to a holdback agreement with the bank and will be released contingent on future home purchases. The entire balance of principal and accrued interest is due and payable on November 5, 2020. The note provides for monthly interest only payments at a rate of 1.00% over the prime rate (current interest rate is 4.25% per annum at September 30, 2015) until November 5, 2017. Thereafter, monthly payments of interest and principal, based on a 25 year amortization rate, will be made until maturity. The note has a prepayment penalty of 3% calculated on principal amounts prepaid prior to November 5, 2017. There is no prepayment penalty on amounts paid after that date.
Recent Investments in Real Estate
On October 14, 2015, a wholly owned subsidiary of the Company purchased a portfolio of 45 single family homes, located in the Jacksonville, Florida metropolitan area for approximately $3,057,000, and on December 15, 2015 we purchased another ten homes in the Jacksonville area for $675,039. This purchase was part of an original purchase and sale agreement for 140 homes for a total purchase price of approximately $9,418,000. The remaining homes may be purchased in the future subject to the Company’s completion of a satisfactory due diligence process regarding the single family homes.

NOTE 13. SUBSEQUENT EVENTS

Note Payable

On March 13, 2015, Reven Housing Florida, LLC, a wholly owned subsidiary of the Company, received loan proceeds and issued a promissory note in the principal amount of $3,526,985 to Silvergate Bank, secured by deeds of trust encumbering the Company’s homes located in Florida. The entire balance of principal and accrued interest is due and payable on April 5, 2020. The note provides for monthly interest only payments at a rate of 1.00% over the prime rate (current interest rate is 4.25% per annum) until April 5, 2017. Thereafter, monthly payments of interest and principal, based on a 25 year amortization rate will be made until maturity. The note has a prepayment penalty of 3% calculated on principal amounts prepaid prior to April 5, 2017. There is no prepayment penalty on amounts paid after that date.

Recent Real Estate Investment Acquisition

On March 13, 2015, a wholly owned subsidiary of the Company purchased a portfolio of 50 single family homes, located in the Jacksonville, Florida metropolitan area for $3,326,853.  This purchase was part of an original purchase and sale agreement for 62 homes for a total purchase price of $4,150,134. The remaining homes may be purchased in the future subject to the Company’s completion of a satisfactory due diligence process regarding the single family homes.

Purchase and Sale Agreement

On February 27, 2015, a wholly owned subsidiary of the Company entered into a purchase and sale agreement to purchase a portfolio of 140 single family homes, located in the Jacksonville, Florida metropolitan area for $9,417,682. However, it is not yet known if any of these properties are certain to be acquired because properties may fall out of escrow through the closing process for various reasons and these purchases are contingent on the Company’s ability to acquire the debt or equity financing required to fund the acquisition.

Houston 150 Homes [Member]
Subsequent Events [Text Block]

5. SUBSEQUENT EVENTS

Reven Housing REIT evaluates subsequent events up until the date the statements of revenues over certain operating expenses are issued. The accompanying statements of revenues over certain operating expenses were issued on May 7, 2015.

HOUSTON 18 HOMES [Member]
Subsequent Events [Text Block]

5. SUBSEQUENT EVENTS

Reven Housing REIT evaluates subsequent events up until the date the statements of revenues over certain operating expenses are issued. The accompanying statements of revenues over certain operating expenses were issued on May 11, 2015.

Jacksonville 31 [Member]
Subsequent Events [Text Block]

5. SUBSEQUENT EVENTS

Reven Housing REIT evaluates subsequent events up until the date the statements of revenues over certain operating expenses are issued. The accompanying statements of revenues over certain operating expenses were issued on May 18, 2015.

Memphis 60 [Member]
Subsequent Events [Text Block]

5. SUBSEQUENT EVENTS

Reven Housing REIT evaluates subsequent events up until the date the statements of revenues over certain operating expenses are issued. The accompanying statements of revenues over certain operating expenses were issued on May 6, 2015.

Memphis 21 [Member]
Subsequent Events [Text Block]

5. SUBSEQUENT EVENTS

Reven Housing REIT evaluates subsequent events up until the date the statements of revenues over certain operating expenses are issued. The accompanying statements of revenues over certain operating expenses were issued on January 26, 2015.

Jacksonville 53 [Member]
Subsequent Events [Text Block]
5. SUBSEQUENT EVENTS
Reven Housing REIT evaluates subsequent events up until the date the statement of revenues over certain operating expenses is issued. The accompanying statement of revenues over certain operating expenses was issued on May 12, 2015.